Property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[2]
As at 31 December 2018
Property, plant and equipment	£ 2,535	£ 2,535
Effects of changes in accounting policies			£ (2,150)	[1]	£ 0
Beginning balance, Property, plant and equipment	2,535
Ending balance, Property, plant and equipment	4,215	2,535
Previously stated [member]
As at 31 December 2018
Property, plant and equipment	6,658	6,658
Beginning balance, Property, plant and equipment	6,658
Ending balance, Property, plant and equipment		6,658
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		1,748
Cost [member]
As at 31 December 2018
Property, plant and equipment	8,763	6,366	6,366
Beginning balance, Property, plant and equipment	6,658	6,366
Additions	814	488
Disposals	(334)	(297)
Change in fair value of investment properties		(3)
Exchange and other movements	(123)	104
Ending balance, Property, plant and equipment	8,763	6,658	6,366
Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment	(4,548)	(3,794)	(3,794)
Beginning balance, Property, plant and equipment	(4,227)	(3,794)
Depreciation charge	(633)	(418)
Impairment	(14)	(3)
Disposals	261	152
Exchange and other movements	65	(60)
Ending balance, Property, plant and equipment	(4,548)	(4,227)	(3,794)
Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	(4,123)	(4,123)
Beginning balance, Property, plant and equipment	(4,123)
Ending balance, Property, plant and equipment		(4,123)
Property [member]
As at 31 December 2018
Property, plant and equipment	1,892	1,892
Beginning balance, Property, plant and equipment	1,892
Ending balance, Property, plant and equipment	2,037	1,892
Property [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	3,684	3,684
Beginning balance, Property, plant and equipment	3,684
Ending balance, Property, plant and equipment		3,684
Property [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		0
Property [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment	3,938	3,493	3,493
Beginning balance, Property, plant and equipment	3,684	3,493
Additions	377	217
Disposals	(73)	(83)
Change in fair value of investment properties		0
Exchange and other movements	(50)	57
Ending balance, Property, plant and equipment	3,938	3,684	3,493
Property [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment	(1,901)	(1,668)	(1,668)
Beginning balance, Property, plant and equipment	(1,792)	(1,668)
Depreciation charge	(178)	(166)
Impairment	(11)	(3)
Disposals	56	73
Exchange and other movements	24	(28)
Ending balance, Property, plant and equipment	(1,901)	(1,792)	(1,668)
Property [member] | Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	(1,792)	(1,792)
Beginning balance, Property, plant and equipment	(1,792)
Ending balance, Property, plant and equipment		(1,792)
Equipment [member]
As at 31 December 2018
Property, plant and equipment	634	634
Beginning balance, Property, plant and equipment	634
Ending balance, Property, plant and equipment	671	634
Equipment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	2,956	2,956
Beginning balance, Property, plant and equipment	2,956
Ending balance, Property, plant and equipment		2,956
Equipment [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		0
Equipment [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment	2,977	2,748	2,748
Beginning balance, Property, plant and equipment	2,956	2,748
Additions	337	262
Disposals	(251)	(99)
Change in fair value of investment properties		0
Exchange and other movements	(65)	45
Ending balance, Property, plant and equipment	2,977	2,956	2,748
Equipment [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment	(2,306)	(2,117)	(2,117)
Beginning balance, Property, plant and equipment	(2,322)	(2,117)
Depreciation charge	(229)	(252)
Impairment	(1)	0
Disposals	205	79
Exchange and other movements	41	(32)
Ending balance, Property, plant and equipment	(2,306)	(2,322)	(2,117)
Equipment [member] | Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	(2,322)	(2,322)
Beginning balance, Property, plant and equipment	(2,322)
Ending balance, Property, plant and equipment		(2,322)
Leased assets [member]
As at 31 December 2018
Property, plant and equipment	0	0
Beginning balance, Property, plant and equipment	0
Ending balance, Property, plant and equipment	0	0
Leased assets [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	9	9
Beginning balance, Property, plant and equipment	9
Ending balance, Property, plant and equipment		9
Leased assets [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		0
Leased assets [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment	9	9	9
Beginning balance, Property, plant and equipment	9	9
Additions	0	0
Disposals	0	0
Change in fair value of investment properties		0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	9	9	9
Leased assets [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment	(9)	(9)	(9)
Beginning balance, Property, plant and equipment	(9)	(9)
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0
Ending balance, Property, plant and equipment	(9)	(9)	(9)
Leased assets [member] | Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	(9)	(9)
Beginning balance, Property, plant and equipment	(9)
Ending balance, Property, plant and equipment		(9)
Investment property [member]
As at 31 December 2018
Property, plant and equipment	13	9
Beginning balance, Property, plant and equipment	9
Ending balance, Property, plant and equipment	13	9
Investment property [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	9	9
Beginning balance, Property, plant and equipment	9
Ending balance, Property, plant and equipment		9
Investment property [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		0
Investment property [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment	13	116	116
Beginning balance, Property, plant and equipment	9	116
Additions	5	9
Disposals	0	(115)
Change in fair value of investment properties		(3)
Exchange and other movements	(1)	2
Ending balance, Property, plant and equipment	13	9	116
Investment property [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment	0	0	0
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0	0
Investment property [member] | Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	0	0
Beginning balance, Property, plant and equipment	0
Ending balance, Property, plant and equipment		0
Right of use assets [member]
As at 31 December 2018
Property, plant and equipment	0	0
Beginning balance, Property, plant and equipment	0
Ending balance, Property, plant and equipment	1,494	0
Right of use assets [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	0	0
Beginning balance, Property, plant and equipment	0
Ending balance, Property, plant and equipment		0
Right of use assets [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		1,748
Right of use assets [member] | Cost [member]
As at 31 December 2018
Property, plant and equipment	0	0	0
Beginning balance, Property, plant and equipment	0	0
Additions	95	0
Disposals	(10)	0
Change in fair value of investment properties		0
Exchange and other movements	(7)	0
Ending balance, Property, plant and equipment	1,826	0	0
Right of use assets [member] | Accumulated depreciation and impairment [member]
As at 31 December 2018
Property, plant and equipment	(332)	0	0
Beginning balance, Property, plant and equipment	(104)	0
Depreciation charge	(226)	0
Impairment	(2)	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	(332)	(104)	£ 0
Right of use assets [member] | Accumulated depreciation and impairment [member] | Previously stated [member]
As at 31 December 2018
Property, plant and equipment	0	0
Beginning balance, Property, plant and equipment	£ 0
Ending balance, Property, plant and equipment		£ 0

[1]

Effects of changes in accounting policy relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

[2]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the inc ome statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m was therefore reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017, a £ 4 m loss (ne t of tax) on own credit was booked in the reserve.